James Alpha Funds Trust d/b/a eASTERLY fUNDS tRUST

FUND	Class A	Class C	Class I	Class R6
Easterly Structured Credit Value Fund	JASVX	JSVCX	JSVIX	JASSX

Supplement dated November 22, 2021 to the Prospectus, Summary Prospectus,
and Statement of Additional Information of the Fund,
each dated March 22, 2021, as amended August 23, 2021

This Supplement updates and supersedes any contrary information contained in the Prospectus, Summary Prospectus, and Statement of Additional Information.

Effective on or about December 22, 2021, the name of the Easterly Structured Credit Value Fund will change as set forth below.

Current Fund Name	New Fund Name
Easterly Structured Credit Value Fund	Easterly Income Opportunities Fund

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus, and Statement of Additional Information, each dated March 22, 2021 as amended August 23, 2021.

Please retain this Supplement for future reference.